FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred Gain On Derivative	$ 11,000,000
Cash	556,000,000	$ 519,000,000
Cash equivalents	550,000,000	531,000,000
Deposits, classified as cash equivalents	384,000,000	519,000,000
Financial liabilities	7,190,000,000	3,805,000,000
Gross financial assets subject to offsetting	21,000,000	20,000,000
Gross financial liabilities set off against financial assets subject to offsetting	21,000,000	11,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	5,000,000	21,000,000
Derivative financial liabilities	27,000,000	1,000,000
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(64,000,000)	9,000,000	$ 23,000,000
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	29,000,000	0
Derivative financial liabilities	0	12,000,000
Cash flow hedges | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	40,000,000	12,000,000	0
Borrowings (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	227,000,000	221,000,000
Accounts receivable, net (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	70,000,000
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	222,000,000	335,000,000
Financial liabilities	30,000,000	0
Level 1 | Borrowings (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	195,000,000	204,000,000
Level 1 | Derivative assets/liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,000,000	0
Level 1 | Accounts receivable, net (current and non-current) | Industrial operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	88,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	257,000,000	108,000,000	$ 8,000,000
Financial liabilities	64,000,000	0
Level 3 | Derivative assets/liabilities | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ 0